Restricted Net Assets (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 01, 2016 USD ($)	Mar. 01, 2016 CNY (¥)	Dec. 31, 2015 USD ($)
Restricted net assets	$ 10,977,359			$ 25,068,676
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Decrease in paid in capital		$ 9,167,398
Minimum [Member] | RMB [Member]
Decrease in paid in capital | ¥			¥ 50,000,000
Maximum [Member]
Percentage of statuary reserve	50.00%
Decrease in paid in capital		$ 24,523,663
Maximum [Member] | RMB [Member]
Decrease in paid in capital | ¥			¥ 150,000,000